THE ADVISORS' INNER CIRCLE FUND

                      STERLING CAPITAL SMALL CAP VALUE FUND

     SUPPLEMENT DATED OCTOBER 24, 2006 TO THE PROSPECTUS DATED MARCH 1, 2006


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

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Effective October 20, 2006, the Sterling Capital Small Cap Value Fund was closed to new investors and to additional purchases by existing shareholders, except those who are currently enrolled in systematic purchase arrangements.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE